Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED ADJUSTABLE RATE SECURITIES FUND
Prospectus Date	rr_ProspectusDate	Aug. 02, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2019